Convertible redeemable non-controlling interests (Details 2) ¥ in Thousands, $ in Thousands	9 Months Ended			12 Months Ended
	Sep. 30, 2019 CNY (¥) shares	Sep. 30, 2019 USD ($) shares	Sep. 30, 2018 CNY (¥) shares	Dec. 31, 2018 CNY (¥) shares
Amount
Balance at the beginning of the year	¥ 15,961,284
Net income attributable to mezzanine equity classified non-controlling interests shareholders	2,303	$ 322	¥ 1,653
Balance at the end of the year	¥ 15,963,587	$ 2,233,388		¥ 15,961,284
Series A Preferred Shares
Number of shares
Balance at the beginning of the year | shares	1,004,000,000	1,004,000,000
Issuance | shares			984,000,000
Less: preferred shares issuance costs | shares
Net income attributable to mezzanine equity classified non-controlling interests shareholders | shares
Balance at the end of the year | shares	1,004,000,000	1,004,000,000	984,000,000	1,004,000,000
Amount
Balance at the beginning of the year	¥ 15,961,284
Issuance			15,629,605
Less: preferred shares issuance costs			(14,406)
Net income attributable to mezzanine equity classified non-controlling interests shareholders	2,303		1,653
Balance at the end of the year	¥ 15,963,587		¥ 15,616,852	¥ 15,961,284